EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

16.                                                 EMPLOYEE BENEFIT PLAN

Full time employees of the Group located in the PRC (mainland) and Taiwan participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  The Group accrues for these benefits based on certain percentages of the employees’ salaries.

The total provision for such employee benefits were US$6,462, US$10,643 and US$14,669 for the years ended December 31, 2010, 2011 and 2012, respectively.